Note 4 - Significant Accounting Policies (Details Textual)						1 Months Ended	12 Months Ended
	Jul. 01, 2021 kg oz	Jan. 08, 2021	May 26, 2020	Nov. 12, 2018	Oct. 01, 2018	Jun. 30, 2021 kg oz	Dec. 31, 2021 oz	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023 oz	Dec. 31, 2022 oz	Feb. 20, 2019
Statement Line Items [Line Items]
Closing foreign exchange rate							108.67	81.79	16.77			2.5
Foreign currency allocation, percentage	71.50%	60.00%	70.00%	55.00%	30.00%		71.50%
Foreign currency allocation, incremental revenue, percentage	100.00%					100.00%
Baseline level of production per month (Kilogram) | kg	148.38					148.38
Production per annum (Ounce)	57,000					57,000	67,000
Target production rate, year two (Ounce)										80,000	80,000
Revenue recognition, variable rate							1.25%
Machinery [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)							10 years	10 years	10 years
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)							4 years	4 years	4 years
Bottom of range [member]
Statement Line Items [Line Items]
Target production rate, year one (Ounce)											73,000
Right of use assets, useful life (Year)							3 years	3 years	3 years
Bottom of range [member] | Buildings [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)							10 years	10 years	10 years
Bottom of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)							4 years	4 years	4 years
Top of range [member]
Statement Line Items [Line Items]
Target production rate, year one (Ounce)											80,000
Right of use assets, useful life (Year)							6 years	6 years	6 years
Top of range [member] | Buildings [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)							15 years	15 years	15 years
Top of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)							10 years	10 years	10 years